SUPPLEMENT TO THE PROSPECTUSES
                                       OF
                          EVERGREEN CASH RESOURCE TRUST
                          EVERGREEN MONEY MARKET FUNDS
                      EVERGREEN STATE MUNICIPAL BOND FUNDS
                  EVERGREEN SOUTHERN STATE MUNICIPAL BOND FUNDS
                     EVERGREEN NATIONAL MUNICIPAL BOND FUNDS
                EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS
                 EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS
                            EVERGREEN BALANCED FUNDS
                        EVERGREEN GROWTH AND INCOME FUNDS
                 EVERGREEN INTERNATIONAL AND GLOBAL GROWTH FUNDS
                          EVERGREEN SELECT EQUITY FUNDS
                             EVERGREEN SECTOR FUNDS
                             (the "Evergreen Funds")

     For those Evergreen Funds that offer Class C shares, effective February 1, 2000 the Class C share maximum deferred sales charge (as a % of either the redemption amount or initial investment, whichever is lower) is changed to 2.00%. Purchases made prior to February 1, 2000 are subject to the maximum deferred sales charge stated in the prospectus.

     The paragraph describing Class C shares under the section titled "HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU" in each Evergreen Fund's prospectus is replaced with the following:

Like Class B shares, you do not pay a front-end sales charge on Class C shares. However, you may pay a deferred sales charge if you redeem your shares within two years after the month of purchase. Also, these shares do not convert to Class A shares and so the higher 12b-1 fee paid by the Class C shares continues for the life of the account.

The maximum amount of the deferred sales charge depends on the length of time the shares were held, as shown below:

Time Held                                         Maximum Deferred Sales Charge
Month of Purchase + First 12 Month Period                    2.00%
Month of Purchase + Second 12 Month Period                   1.00%
Thereafter                                                      0%
Dealer Allowance                                             2.00%

The maximum deferred sales charge may be reduced for certain investors. Under each Fund's "Example of Fund Expenses," the Class C share example numbers assuming redemption at the end of the first year are revised to include the new maximum deferred sales charge as follows:

Evergreen U.S. Government
   Money Market Fund                           $347
Evergreen Money Market Fund                    $358
Evergreen Pennsylvania Municipal Bond Fund     $361
Evergreen Florida High Income
   Municipal Bond Fund                         $378
Evergreen Florida Municipal Bond Fund          $366
Evergreen Maryland Municipal Bond Fund         $387
Evergreen High Grade Municipal Bond Fund       $373
Evergreen Municipal Bond Fund                  $363
Evergreen Capital Preservation and Income Fund $402
Evergreen Intermediate Term Bond Fund          $403
Evergreen Short-Intermediate Bond Fund         $375
Evergreen Diversified Bond Fund                $401
Evergreen High Yield Bond Fund                 $410
Evergreen Strategic Income Fund                $406
Evergreen U.S. Government Fund                 $373
Evergreen Balanced Fund                        $374
Evergreen Foundation Fund                      $404


Evergreen Tax Strategic Foundation Fund      $411
Evergreen Blue Chip Fund                     $398
Evergreen Equity Income Fund                 $396
Evergreen Growth and Income Fund             $421
Evergreen Income and Growth Fund             $424
Evergreen Small Cap Value Fund               $445
Evergreen Utility Fund                       $380
Evergreen Value Fund                         $378
Evergreen Perpetual International Fund       $446
Evergreen Emerging Markets Growth Fund       $481
Evergreen Global Leaders Fund                $464
Evergreen Global Opportunities Fund          $459
Evergreen International Growth Fund          $433
Evergreen Latin America Fund                 $464
Evergreen Precious Metals Fund               $475
Evergreen Select Equity Index Fund           $359
Evergreen Special Equity Fund                $427
Evergreen Healthcare Fund                    $452
Evergreen Technology Fund                    $452



February 1, 2000                                                  552148  (1/00)